Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.93%	8.18%
Elfun International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	22.41%	6.86%	7.68%
Elfun International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.58%	5.34%	6.74%
Elfun International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.56%	5.29%	6.18%